DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policy [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 13,112	$ 23,467	$ 23,908	$ 24,818	$ 24,598	$ 18,145
Bank checking operating accounts
Accounting Policy [Line Items]
Cash and Cash Equivalents, at Carrying Value	3,092	23,467
Money market funds
Accounting Policy [Line Items]
Cash and Cash Equivalents, at Carrying Value	27
U.S. Treasury Bills and U.S Government Agencies
Accounting Policy [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 9,993